Supplementary Cash Flow Information - Summary of Net Change In Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ (15,894)	$ (5,289)
Income taxes receivable	628	1,450
Unbilled revenues	865	(2,154)
Tax credits receivable	(5,688)	28
Prepaids	(765)	(944)
Accounts payable and accrued liabilities	17,651	5,504
Deferred revenues	2,083	1,319
Net change in non-cash working capital items	(1,120)	(86)
Acquisition of Leasehold Improvements		$ 1,326
Additions to right of use assets and lease liabilities	67
Accounts Receivable and Other Receivables Reclassified	305
Right of use assets reclassified	849
Other assets	$ 1,154